Share-based compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based compensation
1
5
. Share-based compensation
1) Share based compensation plan of FinVolution Group
The Group recognizes share-based compensation, net of estimated forfeitures, on a straight line basis over the vesting term of the awards. All the share-based awards granted by the Group are service conditions only. There was no income tax benefit recognized on the Consolidated Statements of Operations for share-based compensation and the Group did not capitalize any of the share-based compensation as part of the cost of any asset in the years ended December 31, 2017, 2018 and 2019.
In June 2013, the Group adopted 2013 Share Incentive Plan, or the 2013 plan, which allows the Group to offer share based incentive awards to employees, officers, directors and individual consultants who render services to the Group. The maximum number of the shares that may be issued pursuant to all awards under the 2013 Plan is 221,917,800 ordinary shares after giving effect to the 100-for-1 share split effected by the Group in October 2017. Share options granted under 2013 plan are generally subject to a four-year vesting schedule as determined by the administrator of the plans.
In October 2017, the Company adopted 2017 Share Incentive Plan, or the 2017 plan, which allows the Group to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to the Group. The plan permits the grant of three types of awards: options, restricted shares and restricted share units. The maximum number of the shares that may be issued pursuant to all awards under the 2017 Plan is 1,000,000,000 ordinary shares after giving effect to the
100-for-1
share split effected by the Group in October 2017. Share options and RSUs granted are generally subject to a four-year vesting schedule as determined by the administrator of the plans.
1) Share based compensation plan of FinVolution Group (continued)
Share Options
The following table sets forth the stock option shares activities under all the option plans for the years ended December 31, 2017, 2018 and 2019:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$		US$

Outstanding at December 31, 2016	112,570,000	0.0650	3.37	22,688
Granted	26,610,000	0.3020	—	—
Canceled/ Forfeited	(7,538,200)	0.0967	—	—

Outstanding at December 31, 2017	131,641,800	0.1108	2.69	172,618
Granted	12,039,050	0.8942	—	—
Canceled/ Forfeited	(3,722,285)	0.1930	—	—
Expired	(300,000)	0.0040	—	—
Exercised	(44,005,360)	0.0543	—	—

Outstanding at December 31, 2018	95,653,205	0.2214	2.17	47,689
Granted	19,275,000	0.6540	—	—
Canceled/ Forfeited	(6,490,415)	0.5964	—	—
Exercised	(53,873,360)	0.0977	—	—
Outstanding at December 31, 2019	54,564,430	0.4519	2.51	4,264
Vested and expected to vest at December 31, 2019	53,286,128	0.4523	2.51	4,143
Exercisable as of December 31, 2019	14,156,930	0.3075	1.54	3,221

1) Share based compensation of FinVolution Group (continued)
Share Options

(continued)
The Group did not recognize the
share-based compensation expenses for the options excisable upon the occurrence of initial public offering. Immediately upon the completion of the
Group’s initial
public offering, share-based compensation expenses amounting to RMB
61,544
were recognized. For the years ended December
31
,
2017
,
2018
and
2019
, total share-based compensation expenses recognized
related to the share options were
RMB
65,324
, RMB
44,490
and RMB
22,118
, respectively. As of December
31
,
2019
, the unrecognized compensation cost was RMB
38,055
. These amounts are expected to be recognized over a weighted average period of
1.56

years. Total compensation cost may be adjusted for future changes in estimated forfeitures.
The aggregate intrinsic value is calculated as the difference between the exercise prices of the options and the per-share

fair value of ordinary shares of the Group
of US$
1.422
, US$
0.7200
and US$0.5300 as of December 31, 2017, 2018 and 2019, respectively.
The weighted average grant-date

per-share

fair value of options granted during the year ended December 31, 2017, 2018 and 2019 was US$0.2599,

US$
0.7595
and US$0.2355, respectively.
The fair value of each option granted under the Company’s Incentive Shares plan was estimated on the date of grant using the binomial model that uses the assumption noted in the following table:

	Options Granted in 2017	Options Granted in 2018	Options Granted in 2019
	RMB	RMB	RMB
Risk-free interest rate	1.97%~2.04%	2.52%-2.75%	2.62%
Expected life (in years)	5	5	5
Expected dividend yield	0%	0%	0%
Expected volatility	39.0%~41.9%	37.74%-38.74%	38.01%
Exercise multiple	2.8	2.2-2.8	2.2-2.8

RSUs
The following table sets forth the Company’s RSUs activities under all incentive plans for the years ended December 31, 2017, 2018 and 2019:

	Number of RSUs	Weighted- average grant date fair value
		US$
Unvested at December 31, 2017	—	—
Granted	7,822,280	1.4375
Vested	—	—
Canceled/ Forfeited	(270,800)	1.3233
Unvested at December 31, 2018	7,551,480	1.4416
Granted	9,406,495	0.7353
Vested	(1,534,570)	1.4645
Canceled/ Forfeited	(3,399,610)	1.0740
Unvested at December 31, 2019	12,023,795	0.9880

Total share-based compensation cost for the RSUs amounted to nil
, RMB
5,829
and RMB20,142 for the years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2019, there was RMB
65,829
 unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted shares, which are to be recognized over a weighted average vesting period of
2.93
years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures. The Company determined the fair value of RSUs based on its stock price on the date of grant.
2) Share based compensation plan of Shanghai Paifenle Internet Technology Co., Ltd. (“Paifenle”)
In April, 2017, the Group authorized a share based compensation plan (the “Paifenle Plan”) that provides for the issuance of up to
15,000,000
ordinary shares of its subsidiary, Paifenle. Under the Paifenle Plan, the administrator of the plan may, at their discretion grant any officers and employees of Paifenle (i) up to
11,650,000
units of options to subscribe for ordinary shares and (ii) up to
3,350,000
units RSUs.
In December, 2017, the Board of Directors decided to cancel the Paifenle Plan since Paifenle has discontinued most of its operations. The share-based compensation expenses for the remaining periods were recognized immediately to the current period totaling at RMB
40,828
.